Intangible assets, net - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 123.5	€ 115.4	€ 103.7
Other intangible assets not yet available for use	24.8	14.9
Impairment of Intangible Assets (Excluding Goodwill)	0.0	0.0	0.0
Cost of Sales
Finite-Lived Intangible Assets [Line Items]
Amortization	101.8	97.4	97.2
R&D Costs
Finite-Lived Intangible Assets [Line Items]
Amortization	12.0	7.5	1.3
SG&A
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 9.7	€ 10.5	€ 5.2